Significant Accounting Policies Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Finished goods	$ 14,452	$ 13,230
Work in process	2,737	3,205
Raw materials	501	337
Total	$ 17,690	$ 16,772